Events after the reporting period	12 Months Ended
Dec. 31, 2024
Events after the reporting period
Events after the reporting period

29. Events after the reporting period

On February 25 , 2025, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend will be paid on March 27, 2025, to shareholders of record on March 13, 2025. On February 25, 2025, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend will be paid on March 27, 2025.